Clinical Trial and Sponsored Research Agreements	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Clinical Trial and Sponsored Research Agreements
Clinical Trial and Sponsored Research Agreements

Note 3 - Clinical Trial and Sponsored Research Agreements

Research and Development Expenses – Clinical Trial and Sponsored Research Agreements

For the three and nine months ended September 30, 2024 and 2023, the Company recorded the following expenses in research and development for sponsored research and clinical trial agreements in the Unaudited Statements of Operations pursuant to the terms of these agreements:

	For the three months ended September 30,		For the nine months ended September 30,
($ in thousands)	2024	2023	2024	2023
City of Hope National Medical Center
CD123	$—	$23	$—	$23
IL13Rα2	66	180	457	817
CS1(1)	—	—	—	188
PSCA(1)	—	—	—	44
Fred Hutchinson Cancer Center - CD20	—	142	312	1,239
St. Jude Children’s Research Hospital - XSCID(2)	—	(106)	(434)	528
Leiden University Medical Center - RAG1 SCID	—	125	241	349
Mayo Clinic(3)	—	—	(275)	551
Total	$66	$364	$301	$3,739

(1) Licenses and associated sponsored research agreements were terminated in May 2023.

(2) License and associated Data Transfer Agreement were terminated in April 2024.

(3) License and associated sponsored research agreement were terminated in June 2024.

Ongoing Clinical Trial and Sponsored Research Agreements

IL13Rα2 (MB-101) Clinical Research Support Agreements with City of Hope

Since February 2017, the Company has been party to a clinical research support agreement for the IL13Rα2-directed CAR T program (the “IL13Rα2 CRA”) with COH, whereby, the Company has agreed to contribute $0.1 million related to patient costs in connection with the on-going investigator-initiated study.

Since October 2020, the Company has been party to a clinical research support agreement for the IL13Rα2-directed CAR T program for adult patients with leptomeningeal glioblastoma, ependymoma or medulloblastoma (the “IL13Rα2 Leptomeningeal CRA”) with COH, whereby the Company has agreed to contribute $0.1 million per patient in connection with the ongoing investigator-initiated study. Further, the Company agreed to fund approximately $0.2 million annually pertaining to the clinical development of the IL13Rα2-directed CAR T program for this patient population.

Since October 2020, the Company has been party to a Sponsored Research Agreement (“SRA”) with COH to conduct combination studies of a potential IL13Rα2 CAR (MB-101) and herpes simplex-1 oncolytic virus therapy (MB-108). Pursuant to the SRA, the Company funded research in the amount of $0.3 million for the program. In November 2022, the SRA was amended to include additional funding of $0.6 million.

CD20 (MB-106) Clinical Trial Agreement with Fred Hutchinson Cancer Center

Since July 3, 2017, in conjunction with the CD20 Technology License from Fred Hutchinson Cancer Center (“Fred Hutch”), the Company has been party to an investigator-initiated clinical trial agreement (the “CD20 CTA”) to provide partial funding for a Phase 1/2 clinical trial at Fred Hutch evaluating the safety and efficacy of the CD20 Technology in patients with relapsed or refractory B-cell non-Hodgkin lymphomas. In connection with the CD20 CTA, the Company agreed to fund up to $5.3 million of costs associated with the clinical trial, which commenced during the fourth quarter of 2017. In November 2020, the CD20 CTA was amended to include additional funding of approximately $1.8 million, which includes $0.8 million for the treatment of five patients with chronic lymphocytic leukemia. In January 2022, the CD20 CTA was amended to include additional funding of $2.2 million increasing the total payment obligation of the Company in connection with the CD20 CTA not to exceed $9.3 million.

Terminated Clinical Trial and Sponsored Research Agreements

In May 2023, the Company determined to discontinue development of certain programs, including CS1 (MB-104) and PSCA (MB-105), and terminated the associated CRA and license with COH. In April 2024, the Company terminated its license agreement and the associated Data Transfer Agreement with St. Jude, in exchange for a mutual release of liability and forgiveness by St. Jude of all amounts previously owed by the Company, which totaled approximately $0.6 million. Additionally, in April 2024, the Company delivered a termination notice to LUMC, pursuant to which it terminated the license agreement underpinning the MB-110 product candidate; the Company is currently in discussions with LUMC regarding the terms that will govern such termination In June 2024, the Company terminated its license agreement and associated SRA with the Mayo Clinic, in exchange for a mutual release of liability and forgiveness by Mayo Clinic of all amounts previously owed by the Company, which totaled approximately $0.3 million. The forgiven amounts, totaling approximately $0.9 million, were recognized as a reduction of research and development expense in the Unaudited Statements of Operations.

Note 3 - License, Clinical Trial and Sponsored Research Agreements

Research and Development Expenses – All Licenses

For the years ended December 31, 2023 and 2022, the Company recorded the following expense in research and development for licenses acquired:

	For the year ended December 31,
($ in thousands)	2023	2022
City of Hope National Medical Center
IV/ICV	—	125
HER2	—	200
CSL Behring (Calimmune)	50	40
Fortress Annual Stock Dividend	477	1,109
Total	$527	$1,474

License Agreements

City of Hope

IV/ICV

In February 2017, the Company entered into an exclusive license agreement (the “IV/ICV License”) with COH to acquire intellectual property rights in patent applications related to the intraventricular (“IV”) and intracerebroventricular (“ICV”) methods of delivering T cells that express CARs. Pursuant to the IV/ICV License, in March 2017, the Company paid COH an upfront fee of $0.1 million. COH is eligible to receive a milestone payment totaling approximately $0.1 million, upon and subject to the achievement of a milestone, and an annual maintenance fee of $25,000. Royalty payments in the low single digits are due on net sales of licensed products. The Company is obligated to pay COH a percentage of certain revenues received in connection with a sublicense in the mid-thirties, but no such payments are due in connection with sublicenses that are granted in conjunction with the sublicense of other CAR T programs that are licensed from COH to the Company.

For the year ended December 31, 2022, the Company expensed a non-refundable milestone payment of $0.1 million in connection with the first patent within the Patent Rights issued. There were no such expenses for the year ended December 31, 2023.

HER2 License (MB-103)

On May 31, 2017, the Company entered into an exclusive license agreement with the COH for the use of human epidermal growth factor receptor 2 (“HER2”) CAR T technology, which will initially be applied in the treatment of glioblastoma multiforme. Pursuant to this agreement, the Company paid an upfront fee of $0.6 million and pays an annual maintenance fee of $50,000 (which began in 2019). Additional payments are due for the achievement of ten development milestones totaling $14.9 million, and royalty payments in the mid-single digits are due on net sales of licensed products.

For the year ended, December 31, 2022, the Company expensed a non-refundable milestone payment of $0.2 million in connection with the first patent within the Patent Rights issued. There were no such expenses for the year ended December 31, 2023. In May 2023, the Company terminated the HER2 License and associated Clinical Research Support Agreement.

CSL Behring (Calimmune) License

On August 23, 2019, the Company entered into a non-exclusive license agreement with CSL Behring (Calimmune, Inc.) (“Calimmune License”) for the rights to the CytegrityTM stable producer cell line for the production of viral vector for our lentiviral gene therapy program for the treatment of XSCID (MB-107 and MB-207). We previously licensed the XSCID gene therapy program from St. Jude Children’s Research Hospital, Inc. (“St. Jude”) in August 2018. Pursuant to the terms of the Calimmune License, the Company paid an upfront fee of $0.2 million. CSL Behring is eligible to receive additional payments totaling $1.2 million upon the achievement of three development and commercialization milestones. Royalty payments in the low-single digits are due on net sales of licensed products.

For the year ended December 31, 2023 and 2022, the Company expensed a non-refundable milestone payments of $50,000 and $40,000, respectively, in connection with the Calimmune license. On August 14, 2023, we notified Calimmune that we were terminating the Calimmune license, which took effect 60 days following notification.

Research and Development Expenses - Sponsored Research and Clinical Trial Agreements

For the year ended December 31, 2023 and 2022, the Company recorded the following expense in research and development for sponsored research and clinical trial agreements:

	For the year ended December 31,
($ in thousands)	2023	2022
City of Hope National Medical Center
CD123	$23	$166
IL13Rα2	1,115	1,486
CS1	188	482
HER2	—	784
PSCA	44	103
Fred Hutchinson Cancer Center - CD20	1,254	1,987
St. Jude Children’s Research Hospital - XSCID	637	508
Leiden University Medical Center - RAG1 SCID	350	505
Mayo Clinic	551	968
Total	$4,162	$6,989

City of Hope

CD123 (MB-102) Clinical Research Support Agreement

In February 2017, the Company entered into a Clinical Research Support Agreement for CD123 (the “CD123 CRA”). Pursuant to the terms of the CD123 CRA the Company made an upfront payment of $19,450 and will contribute an additional $0.1 million per patient in connection with the on-going investigator-initiated study. Further, the Company agreed to fund approximately $0.2 million over three years pertaining to the clinical development of CD123. For the years ended December 31, 2023 and 2022, the Company recorded $23,000 and $0.2 million, respectively, in research and development expenses in the Statements of Operations pursuant to the terms of this agreement. In May 2023, the Company terminated the CD123 License and associated Clinical Research Support Agreement.

IL13Rα2 (MB-101) Clinical Research Support Agreements

In February 2017, the Company entered into a Clinical Research Support Agreement for IL13Rα2 (the “IL13Rα2 CRA”). Pursuant to the terms of the IL13Rα2 CRA the Company made an upfront payment of approximately $9,300 and will contribute an additional $0.1 million related to patient costs in connection with the on-going investigator-initiated study. Further, the Company agreed to fund approximately $0.2 million over three years pertaining to the clinical development of IL13Rα2. For the years ended December 31, 2023 and 2022, the Company recorded $1.1 million and $1.5 million, respectively, in research and development expenses under the IL13Rα2 CRA in the Statements of Operations pursuant to the terms of this agreement.

In October 2020, the Company entered into a Clinical Research Support Agreement for the IL13Rα2-directed CAR T program for adult patients with leptomeningeal glioblastoma, ependymoma or medulloblastoma (the “IL13Rα2 Leptomeningeal CRA”). Pursuant to the terms of the IL13Rα2 Leptomeningeal CRA, the Company made an upfront payment of approximately $29,000 and will contribute an additional $0.1 million per patient in connection with the on-going investigator-initiated study. Further, the Company agreed to fund approximately $0.2 million annually pertaining to the clinical development of the IL13Rα2-directed CAR T therapy.

In October 2020, the Company entered into a Sponsored Research Agreement (“SRA”) with COH to conduct combination studies of a potential IL13Rα2 CAR and C134 oncolytic virus therapy. Pursuant to the SRA, the Company funded research in the amount of $0.3 million for the program. In November 2022, the SRA was amended to include additional funding of $0.6 million.

In March 2021, the Company entered into a clinical research support agreement for an Institutional Review Board-approved, investigator-initiated protocol entitled: “Single Patient Treatment with Intraventricular Infusions of IL13Rα2-targeting and HER2-targeting CAR T cells for a Single Patient (UPN 181) with Recurrent Multifocal Malignant Glioma.” Pursuant to the terms of this agreement, the Company will contribute up to $0.2 million in connection with the ongoing investigator-initiated study.

CS1 (MB-104) Clinical Research Support Agreement

In June 2020, the Company entered into a clinical research support agreement with COH in connection with an Investigator-sponsored study conducted under an Institutional Review Board-approved, investigator-initiated protocol entitled: “Phase I Study to Evaluate Cellular Immunotherapy Using Memory-Enriched T Cells Lentivirally Transduced to Express a CS1-Targeting, Hinge-Optimized, 41BB-Costimulatory Chimeric Antigen Receptor and a Truncated EGFR Following Lymphodepleting Chemotherapy in Adult Patients with CS1+ Multiple Myeloma.” The CAR T being studied under this protocol has been designated as MB-104. Under the terms of the agreement the Company will reimburse COH for costs associated with this trial not to exceed $2.4 million. The agreement will expire upon the delivery of a final study report or earlier. For the years ended December 31, 2023 and 2022, the Company recorded $0.2 million and $0.5 million, respectively, in research and development expenses in the Statements of Operations pursuant to the terms of this agreement. In May 2023, the Company terminated the CS1 License and associated Clinical Research Support Agreement.

HER2 (MB-103) Clinical Research Support Agreement

In September 2020, the Company entered into a clinical research support agreement with COH in connection with an Investigator-sponsored study conducted under an Institutional Review Board-approved, investigator-initiated protocol entitled: “Phase I Study of Cellular Immunotherapy using Memory-Enriched T Cells Lentivirally Transduced to Express a HER2-Specific, Hinge-Optimized, 41BB-Costimulatory Chimeric Receptor and a Truncated CD19 for Patients with Recurrent/Refractory Malignant Glioma.” The CAR T being studied under this protocol has been designated as MB-103. Under the terms of the agreement the Company will pay COH $29,375 upon execution and will reimburse COH for costs associated with this trial not to exceed $3.0 million. The agreement will expire upon the delivery of a final study report or earlier. For the year ended December 31, 2023 and 2022, the Company recorded zero and $0.8 million, respectively, in research and development expenses in the Statements of Operations pursuant to the terms of this agreement. In May 2023, the Company terminated the HER2 License and associated Clinical Research Support Agreement.

PSCA (MB-105) Clinical Research Support Agreement

In October 2020, the Company entered into a clinical research support agreement with COH in connection with an Investigator-sponsored study conducted under an Institutional Review Board-approved, investigator-initiated protocol entitled: “A Phase 1b study to evaluate PSCA-specific chimeric antigen receptor (CAR)-T cells for patients with metastatic castration resistant prostate cancer.” The CAR T being studied under this protocol has been designated as MB-105. Under the terms of the agreement the Company will pay COH $33,000 upon execution and will reimburse COH for costs associated with this trial not to exceed $2.3 million. The agreement will expire upon the delivery of a final study report or earlier. For the years ended December 31, 2023 and 2022, the Company recorded $44,000 and $0.1 million, respectively, in research and development expenses in the Statements of Operations pursuant to the terms of this agreement. In May 2023, the Company terminated the PSCA License and associated Clinical Research Support Agreement.

Fred Hutch

CD20 Clinical Trial Agreement

On July 3, 2017, in conjunction with the CD20 Technology License from Fred Hutch, we entered into an investigator-initiated clinical trial agreement (“CD20 CTA”) to provide partial funding for a Phase 1/2 clinical trial at Fred Hutch evaluating the safety and efficacy of the CD20 Technology in patients with relapsed or refractory B-cell non-Hodgkin lymphomas. In connection with the CD20 CTA, the Company agreed to fund up to $5.3 million of costs associated with the clinical trial, which commenced during the fourth quarter of 2017. In November 2020, the CD20 CTA was amended to include additional funding of approximately $1.8 million for the treatment of five patients with chronic lymphocytic leukemia and other research costs. In January 2022, the CD20 CTA was amended to include additional funding of $2.2 million increasing the total payment obligation of the Company in connection with the CD20 CTA not to exceed $9.3 million.

For the years ended December 31, 2023 and 2022, the Company recorded $1.3 million and $2.0 million, respectively, in research and development expenses in the Statements of Operations pursuant to the terms of this agreement.

St. Jude - XSCID (MB-117) Data Transfer Agreement

In June 2020, the Company entered into a Data Transfer Agreement with St. Jude under which we will reimburse St. Jude for costs associated with St. Jude’s clinical trial for the treatment of infants with XSCID. Pursuant to the terms of this agreement the Company paid an upfront fee of $1.1 million in July 2020, and will continue to reimburse St. Jude for costs incurred in connection with this clinical trial. For the years ended December 31, 2023 and 2022, the Company recorded $0.6 million and $0.5 million, respectively, in research and development expenses in the Statements of Operations pursuant to the terms of this agreement.

LUMC - RAG1-SCID (MB-110) Sponsored Research Support Agreement

On September 8, 2021, in connection with the LUMC License, the Company entered into an SRA with LUMC under which the Company will fund research in the amount of approximately $0.5 million annually over a period of 5 years. The research performed pursuant to this agreement will support technology the Company has licensed from LUMC for the use of a gene therapy under development for the treatment of severe immunodeficiency caused by RAG1. For the year ended December 31, 2023 and 2022, the Company recorded $0.4 million and $0.5 million, respectively, in research and development expenses in the Statements of Operations pursuant to the terms of this agreement.

Mayo Clinic - Sponsored Research Support Agreement

In June 2021, the Company entered into an SRA with Mayo Clinic under which the Company will fund research in the amount of $2.1 million over a period of two years. The research performed pursuant to this agreement will support technology the Company has licensed from Mayo Clinic for a novel technology that may be able to transform the administration of CAR T therapies and has the potential to be used as an off-the-shelf therapy. In October 2022, the SRA was amended to include additional funding of approximately $0.1 million. For the year ended December 31, 2023 and 2022, the Company recorded $0.6 million and $1.0 million, respectively, in research and development expenses in the Statements of Operations pursuant to the terms of this agreement.